John Hancock Bond Fund Shareholder Fees - John Hancock Bond Fund Class NAV [Member] - John Hancock Bond Fund - Class NAV	May 31, 2026
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%